PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Component of Property, Plant and Equipment, Net
The following table shows the component of property, plant and equipment, net (in thousands):

	Estimated Useful Lives (in Years)	June 30, 2023	December 31, 2022
Rental tools and equipment	5-10	184,284	160,973
Buildings and improvements	5-40	6,239	5,781
Office furniture, fixtures and equipment	3-5	2,282	2,101
Transportation and equipment	3-5	796	827
Construction in progress		286	9

Total property, plant and equipment		193,887	169,691
Less: accumulated deprecation		(129,437)	(125,537)

Property, plant and equipment, net		$64,450	$44,154

The following table shows the component of property, plant and equipment, net (in thousands):

	Estimated Useful Lives (in Years)	December 31, 2022	December 31, 2021
Land	—	$—	$898
Rental tools and equipment	5 – 10	160,973	152,986
Buildings and improvements	5 – 40	5,781	5,177
Office furniture, fixtures and equipment	3 – 5	2,101	1,869
Transportation and equipment	3 – 5	827	947
Construction in progress		9	166

Total property, plant and equipment		169,691	162,043
Less: accumulated deprecation		(125,537)	(117,651)

Property, plant and equipment, net		$44,154	$44,392